Provision for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Provision for Income Taxes [Abstract]
Schedule of deferred tax assets
	As of December 31, 2015	As of December 31, 2014
Deferred tax assets:
Net operating loss before non-deductible items	$(36,028)	$(25,892)
Tax rate	34%	34%
Total deferred tax assets	12,250	8,803
Less: Valuation allowance	(12,250)	(8,803)

Net deferred tax assets	$-	$-